Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital	Share premium	Retained earnings	Other comprehensive income recognized directly in equity, net of tax [1]	of which: foreign currency translation		of which: financial assets measured at fair value through other comprehensive income		of which: cash flow hedges	of which: cost of hedging	Total equity attributable to shareholders	Non-controlling interests
Balance before the adoption of IFRIC 23 at Dec. 31, 2018	$ 52,432	$ 338	$ 24,655	$ 23,317	$ 3,946	$ 3,940		$ (103)		$ 109		$ 52,256	$ 176
Balance at Dec. 31, 2018	52,421	338	24,655	23,306	3,946	3,940	[1]	(103)		109		52,245	176
Issuance of share capital	0											0
Premium on shares issued and warrants exercised	0											0
Tax (expense) / benefit	7		7									7
Dividends	(3,256)			(3,250)								(3,250)	(6)
Translation effects recognized directly in retained earnings	0			(5)	5					5		0
New consolidations / (deconsolidations) and other increases / (decreases)	(4)		(7)									(7)	3
Total comprehensive income for the period	3,360			1,965	1,398	39	[1]	128	[1]	1,232		3,363	(3)
of which: net profit / (loss)	2,374			2,375								2,375	(1)
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax	1,398				1,398	39	[1]	128	[1]	1,232		1,398
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	(165)			(165)								(165)
of which: OCI that will not be reclassified to the income statement, net of tax - own credit	(246)			(246)								(246)
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	(2)											0	(2)
Balance at Jun. 30, 2019	52,529	338	24,654	22,017	5,350	3,979	[1]	25		1,346		52,359	170
Balance at Dec. 31, 2019	53,928	338	24,659	23,451	5,306	4,032		14		1,260		53,754	174
Total comprehensive income for the period	4,095											4,097	(2)
of which: net profit / (loss)	1,424
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax	1,514											1,514
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans												228
of which: OCI that will not be reclassified to the income statement, net of tax - own credit												934
Balance at Mar. 31, 2020	57,983
Balance at Dec. 31, 2019	53,928	338	24,659	23,451	5,306	4,032		14		1,260		53,754	174
Issuance of share capital	0											0
Premium on shares issued and warrants exercised	0											0
Tax (expense) / benefit	(2)		(2)									(2)
Dividends	(2,554)			(2,550)								(2,550)	(4)
Translation effects recognized directly in retained earnings	0			(11)	11			0		11		0
Share of changes in retained earnings of associates and joint ventures	(40)			(40)								(40)
New consolidations / (deconsolidations) and other increases / (decreases)	0		0									0	0
Total comprehensive income for the period	4,256			2,406	1,847	103	[1]	149	[1]	1,600	$ (4)	4,254	3
of which: net profit / (loss)	2,621			2,615								2,615	6
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax	1,847				1,847	103	[1]	149	[1]	1,600	(4)	1,847
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	(270)			(270)								(270)
of which: OCI that will not be reclassified to the income statement, net of tax - own credit	62			62								62
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	(4)											0	(4)
Balance at Jun. 30, 2020	55,589	338	24,657	23,257	7,164	4,134		163		2,871	(4)	55,416	173
Balance at Mar. 31, 2020	57,983
Total comprehensive income for the period	161											157	4
of which: net profit / (loss)	1,197
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax	333											333
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans												(498)
of which: OCI that will not be reclassified to the income statement, net of tax - own credit												(872)
Balance at Jun. 30, 2020	$ 55,589	$ 338	$ 24,657	$ 23,257	$ 7,164	$ 4,134		$ 163		$ 2,871	$ (4)	$ 55,416	$ 173

[1]	Excludes other comprehensive income related to defined benefit plans and own credit that is recorded directly in Retained earnings.